Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Moringa Acquisition Corp [Member]
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 4 — RELATED PARTY TRANSACTIONS:

a.      Promissory Note

On December 9, 2020, the Company signed a promissory note, under which it could borrow up to a $300 thousand principal amount from the Sponsor. Amounts drawn by the Company under the note were to be used to cover finance costs and expenses related to its formation and capital raise.

The entire unpaid balance was payable on the earlier of (i) March 31, 2021, or (ii) the date of a capital raise (i.e., the closing of the initial Public Offering). Any drawn amounts could be prepaid at any time. The promissory note did not bear any interest on the principal amount outstanding thereunder.

The Company borrowed $170 thousand under the promissory note, $150 thousand prior to December 31, 2020 and an additional $20 thousand on February 2021. The total $170 thousand owed under the promissory note was repaid in March 2021, following the Closing of the Public Offering.

On August 9, 2021 the Company and the Sponsor have entered into an additional Promissory Note agreement (hereafter — the Second Promissory Note), according to which the Company may withdraw up to $1 million to fulfil its ongoing operational needs or preparations towards an Initial Business Combination.

The entire unpaid balance shall be payable on the earlier of (i) February 19, 2023, or (ii) the date on which the Company consummates its Initial Business Combination. Any drawn amounts could be prepaid at any time. The promissory note does not bear any interest on the principal amount outstanding thereunder.

On December 23, 2021, the Company borrowed $300 thousand under the promissory note.

During the nine months ended September 30, 2022 the Company borrowed an additional $700 thousand from the promissory note given by the Sponsor.

b.      Administrative Services Agreement

On December 16, 2020, the Company signed an agreement with the Sponsor, under which the Company shall pay the Sponsor a fixed $10 thousand per month for office space, utilities and other administrative expenses. The monthly payments under this administrative services agreement commenced on the effective date of the registration statement for the initial Public Offering and will continue until the earlier of (i) the consummation of the Company’s initial Business Combination, or (ii) the Company’s liquidation. As of September 30, 2022 the Company accrued for approximately $10 thousand with regards to this agreement, recorded under the Related Party balance.

The composition of the Related Party balance as of September 30, 2022 and December 31, 2021 is as follows:

	September 30, 2022	December 31, 2021
	In U.S. dollars
Promissory note	1,000,000	300,000
Accrual for Administrative Services Agreement	10,000	10,000
	1,010,000	310,000

NOTE 4 — RELATED PARTY TRANSACTIONS:

a.      Promissory Notes

On December 9, 2020, the Company signed a promissory note, under which it could borrow up to a $300 thousand principal amount from the Sponsor. Amounts drawn by the Company under the note were to be used to cover finance costs and expenses related to its formation and capital raise.

The entire unpaid balance was payable on the earlier of (i) March 31, 2021, or (ii) the date of a capital raise (i.e., the closing of the initial Public Offering). Any drawn amounts could be prepaid at any time. The promissory note did not bear any interest on the principal amount outstanding thereunder.

The Company borrowed $170 thousand under the promissory note, $150 thousand prior to December 31, 2020, and an additional $20 thousand on February 2021. The total $170 thousand owed under the promissory note was repaid in March 2021, following the Closing of the Public Offering.

On August 9, 2021, the Company and the Sponsor have entered into an additional Promissory Note agreement (hereafter — the Second Promissory Note), according to which the Company may withdraw up to $1 million to fulfil its ongoing operational needs or preparations towards an Initial Business Combination.

The entire unpaid balance shall be payable on the earlier of (i) February 19, 2023, or (ii) the date on which the Company consummates its Initial Business Combination. Any drawn amounts could be prepaid at any time. The promissory note does not bear any interest on the principal amount outstanding thereunder.

On December 23, 2021, the Company borrowed $300 thousand under the promissory note. Refer to Note 9 — Subsequent Events, for information regarding amounts borrowed after the issuance date of these financial statements.

b.      Administrative Services Agreement

On December 16, 2020, the Company signed an agreement with the Sponsor, under which the Company shall pay the Sponsor a fixed $10 thousand per month for office space, utilities and other administrative expenses. The monthly payments under this administrative services agreement commenced on the effective date of the registration statement for the initial Public Offering and will continue until the earlier of (i) the consummation of the Company’s initial Business Combination, or (ii) the Company’s liquidation. As of December 31, 2021, the Company accrued for approximately $10 thousand with regards to this agreement, recorded under the Related Party balance.

The composition of the Related Party balance as of December 31, 2021, and 2020 is as follows:

	December 31, 2021	December 31, 2020
	In U.S. dollars
Promissory note	300,000	149,990
Legal fees paid by Sponsor	—	120,000
Accrual for Administrative Services Agreement	10,000	—
	310,000	269,990